Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

		Building	Laboratory,	Furniture
		and building	R&D and plant	and office	Computer
	Land	components	equipment	equipment	equipment	Total

Cost:
Balance at March 31, 2018	$228,630	$23,163,119	$26,901,440	$445,360	$372,111	$51,110,660
Additions	—	2,290,779	5,206,225	783	100,560	7,598,347
Disposals	—	—	(40,000)	—	—	(40,000)
Balance at March 31, 2019	228,630	25,453,898	32,067,665	446,143	472,671	58,669,007

Additions through a business acquisition (note 4)	—	1,161,182	683,498	89,288	2,606	1,936,574
Additions	—	5,488,474	8,229,923	74,902	172,657	13,965,956
Disposals	—	—	(12,145)	—	(2,788)	(14,933)
Effect of movements in exchange rates	—	81,288	45,957	6,251	182	133,678
Balance at March 31, 2020	$228,630	$32,184,842	$41,014,898	$616,584	$645,328	$74,690,282

Accumulated depreciation:
Balance at March 31, 2018	—	3,451,791	5,276,487	295,464	277,342	9,301,084
Disposals	—	—	(7,667)	—	—	(7,667)
Depreciation for the year	—	771,634	1,509,432	30,840	39,711	2,351,617
Balance at March 31, 2019	—	4,223,425	6,778,252	326,304	317,053	11,645,034

Disposals	—	—	(361)	—	(407)	(768)
Depreciation for the year	—	872,351	2,023,525	38,952	70,189	3,005,017
Effect of movements in exchange rates	—	1,920	9,515	773	217	12,425
Balance at March 31, 2020	$–	$5,097,696	$8,810,931	$366,029	$387,052	$14,661,708

Net carrying amounts:
March 31, 2019	$228,630	$21,230,473	$25,289,413	$119,839	$155,618	$47,023,973
March 31, 2020	228,630	27,087,146	32,203,967	250,555	258,276	60,028,574

Summary of Depreciation Expense of Property Plant and Equipment

Depreciation expense has been recorded in the following accounts in the consolidated statements of earnings and comprehensive income (loss):

	Years ended
	March 31,	March 31,
	2020	2019

Cost of sales	$2,755,243	$—
Research and development expenses	—	2,115,631
Selling, general and administrative expenses	249,774	235,986
	$3,005,017	$2,351,617